Segment Information - Allocation of Revenues and Expenses (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Oct. 31, 2015
Real Estate and Other Segments
Segment Reporting Information [Line Items]
Unsecured debt allocation percent	100.00%		100.00%
Consumer and Insurance
Segment Reporting Information [Line Items]
Hypothetical increase (decrease) in interest expense due to change in debt allocation percent		$ 208
Residential Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Hypothetical increase (decrease) in interest expense due to change in debt allocation percent		(157)
Other
Segment Reporting Information [Line Items]
Hypothetical increase (decrease) in interest expense due to change in debt allocation percent		$ (51)
Minimum [Member] | Real Estate and Other Segments
Segment Reporting Information [Line Items]
Unsecured debt allocation percent			83.00%
Maximum [Member] | Real Estate and Other Segments
Segment Reporting Information [Line Items]
Unsecured debt allocation percent			100.00%
Total Average Unsecured Debt Allocation [Member] | Consumer and Insurance
Segment Reporting Information [Line Items]
Unsecured debt allocation percent			100.00%
Total Average Unsecured Debt Allocation [Member] | Minimum [Member] | Consumer and Insurance
Segment Reporting Information [Line Items]
Unsecured debt allocation percent			83.00%
Total Average Unsecured Debt Allocation [Member] | Maximum [Member] | Consumer and Insurance
Segment Reporting Information [Line Items]
Unsecured debt allocation percent			100.00%